Fair Value of Financial Instruments and Derivative Instruments - Additional Information (Details) $ in Millions	1 Months Ended	6 Months Ended
	Feb. 28, 2021 tonne	Jun. 30, 2021 derivative	Dec. 31, 2020 USD ($) derivative	Dec. 31, 2020 JPY (¥) derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, annual tonnes | tonne	12,000
Bunker fuel, monthly tonnes | tonne	1,000
Foreign Exchange Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative contracts | derivative			1	1
Foreign exchange contract, notional amount			$ 4.8	¥ 500,000,000
Forward Freight Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative contracts | derivative		5
Derivative, term		90 days
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	0.50%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	3.50%